Operations and Reorganization - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥) shares	Oct. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operations and Organization [Line Items]
The allocation related to share-based compensation expenses					¥ 18,400
Net loss						¥ (1,753,352)	$ (268,713)	¥ (601,455)	¥ (209,295)
Net cash used in operating activities						(321,600)	$ (49,282)	(372,270)	(100,330)
Accumulated deficit					(1,920,081)	(3,700,000)		(1,920,081)			$ (563,070)
Net current liability						¥ 1,542,000
Proceeds from concurrent private placement								881,662
Percentage Of Voting Interests acquired						37.50%					37.50%
Subsequent Event [Member] | Revolving Credit Facility [Member] | Bank Group [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $										$ 150,000
IPO [Member]
Operations and Organization [Line Items]
Proceeds received from ordinary shareholders			¥ 621,900	$ 88,200
IPO [Member] | American depositary shares [Member]
Operations and Organization [Line Items]
Issuance of shares to other shareholders (in shares) | shares			5,600,000	5,600,000
Private placement [Member]
Operations and Organization [Line Items]
Proceeds from concurrent private placement			¥ 881,700	$ 125,000
Follow-on Public Offering [Member] | American depositary shares [Member] | Subsequent Event [Member]
Operations and Organization [Line Items]
Proceeds received from ordinary shareholders	¥ 1,499,800	$ 231,600
Issuance of shares to other shareholders (in shares) | shares	7,000,000	7,000,000
VIE [Member]
Operations and Organization [Line Items]
Registered capital					15,000	¥ 15,000		15,000
Non-distributable statutory reserves					¥ 1,786	2,536		1,786
Net cash used in operating activities						(62,502)		50,978	48,263
VIE [Member] | Cooperation Agreement [Member]
Operations and Organization [Line Items]
Service fee						1,787,700		550,700	395,200
NetEase Group [Member]
Operations and Organization [Line Items]
The allocation related to share-based compensation expenses						2,682		¥ 4,356	¥ 6,176
NetEase Group [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $										$ 300,000
William Lei Ding [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount						¥ 3,600
Variable interest entity principal agreement term period						10 years	10 years
Variable interest entity principal agreement term extend period						10 years	10 years
William Lei Ding [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period						20 years	20 years
Feng Zhou [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount						¥ 1,400
Variable interest entity principal agreement term period						10 years	10 years
Variable interest entity principal agreement term extend period						10 years	10 years
Feng Zhou [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period						20 years	20 years